CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands		Total	Previously Reported	Changes in accounting policies (IFRS 9)	Global Blue Investment & Co S.C.A.	IRIS Global Blue TRS Malaysia Sdn. Bhd.	Effects Of Capital Reorganization	Equity	Equity Previously Reported	Equity Changes in accounting policies (IFRS 9)	Equity Global Blue Investment & Co S.C.A.	Equity IRIS Global Blue TRS Malaysia Sdn. Bhd.	Equity Effects Of Capital Reorganization	Issued capital Ordinary shares	Issued capital Ordinary shares Previously Reported	Issued capital Ordinary shares Effects Of Capital Reorganization	Issued capital Preference shares	Issued capital Preference shares Effects Of Capital Reorganization	Share premium Ordinary shares	Share premium Ordinary shares Previously Reported	Share premium Ordinary shares Effects Of Capital Reorganization	Share premium Preference shares	Share premium Preference shares Effects Of Capital Reorganization	Other equity	Other equity Ordinary shares	Other equity Ordinary shares Effects Of Capital Reorganization	Other equity Preference shares	Other equity Preference shares Effects Of Capital Reorganization	Equity settled shared based payment	Warrants	Put Options	Other reserve	Other reserve Previously Reported	Other reserve Effects Of Capital Reorganization	Other reserve Ordinary shares	Other reserve Preference shares	Foreign currency translation reserve	Foreign currency translation reserve Previously Reported	Remeasurements of post employment benefit obligations	Remeasurements of post employment benefit obligations Previously Reported	Accumulated losses	Accumulated losses Previously Reported	Accumulated losses Changes in accounting policies (IFRS 9)	Accumulated losses Global Blue Investment & Co S.C.A.	Accumulated losses IRIS Global Blue TRS Malaysia Sdn. Bhd.	Non-controlling interests	Non-controlling interests Previously Reported	Non-controlling interests Global Blue Investment & Co S.C.A.	Non-controlling interests IRIS Global Blue TRS Malaysia Sdn. Bhd.
Equity balance as of beginning of the year at Mar. 31, 2018		€ 82,205	€ 89,611	€ (7,406)				€ 73,300	€ 80,706	€ (7,406)				€ 341	€ 341				€ 391,856	€ 391,856									€ 0	€ 0		€ 7,607	€ 7,607				€ (12,339)	€ (12,339)	€ (903)	€ (903)	€ (313,262)	€ (305,856)	€ (7,406)			€ 8,905	€ 8,905
(Loss) / Profit for the year		6,887						2,350																																	2,350					4,537
Other comprehensive income / (loss) for the year, net of tax		2,208						2,151																													1,767		384							57
Total comprehensive (loss) / income for the year		9,095						4,501																													1,767		384		2,350					4,594
Reclassification of Global Blue Group A.G. as a subsidiary	[1]					€ (1,354)						€ 456																																	€ 456				€ (1,810)
Dividends		(3,886)						(5)																																	(5)					(3,881)
Total contribution by and distribution to owners of the parent, recognized directly in Equity		(3,886)						(5)																																	(5)					(3,881)
Increase (decrease) through change in equity of subsidiaries, equity	[1]					€ (1,354)						€ 456																																	€ 456				€ (1,810)
Decrease in scope of consolidation		633																																												633
FX effect of the acquisition to be cancelled		5						20																																	20					(15)
Restatement to hyperinflation	[2]	(147)						(147)																								2,283									(2,430)
Other transactions		416						416																																	416
Total contribution by and distribution to owners of the parent, recognized directly in Equity		(447)						745																								2,283									(1,538)					(1,192)
Equity balance as of end of the year at Mar. 31, 2019		86,967						78,541						341					391,856										0	0		9,890					(10,572)		(519)		(312,455)					8,426
(Loss) / Profit for the year		1,669						(3,532)																																	(3,532)					5,201
Other comprehensive income / (loss) for the year, net of tax		(11,023)						(10,705)																													(8,898)		(1,807)							(318)
Total comprehensive (loss) / income for the year		(9,354)						(14,237)																													(8,898)		(1,807)		(3,532)					4,883
Issuance of share capital Global Blue Group Holding A.G.		(2)						(2)																																	(2)
Dividends		(4,910)						(64)																																	(64)					(4,846)
Total contribution by and distribution to owners of the parent, recognized directly in Equity		(4,910)						(64)																																	(64)					(4,846)
Decrease in scope of consolidation		16						16																																	16
FX effect of the acquisition to be cancelled		(16)																																												(16)
Restatement to hyperinflation	[3]	(959)						(959)																																	(959)
Other transactions		(245)						(174)																								25									(199)					(71)
Total contribution by and distribution to owners of the parent, recognized directly in Equity		(1,206)						(1,119)																								25									(1,144)					(87)
Equity balance as of end of the year at Mar. 31, 2020		71,497						63,121						341			€ 0		391,856			€ 0		€ 0	€ 0		€ 0		0	0		9,915					(19,470)		(2,326)		(317,195)					8,376
Equity balance as of beginning of the year at Mar. 31, 2020		71,497						63,121						341			0		391,856			0		0	0		0		0	0		9,915					(19,470)		(2,326)		(317,195)					8,376
(Loss) / Profit for the year		(423,529)						(422,116)																																	(422,116)					(1,413)
Other comprehensive income / (loss) for the year, net of tax		4,280						4,928																													4,763		165							(648)
Total comprehensive (loss) / income for the year		(419,249)						(417,188)																													4,763		165		(422,116)					(2,061)
Issuance of share capital Global Blue Group Holding A.G.		57,787					€ (145,621)	57,787					€ (145,621)	181		€ 1,302		€ 184	58,800		€ 1,181,450		€ 166,969									(1,495,526)		€ (1,495,526)	€ (1,209)	€ (184)					(1,194)
Acquisition of treasury shares		(65)					0	(65)					0												(65)	€ (8,812)		€ (1,246)				10,058		10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.							0						0			(41)		(6)			(37,508)		(5,301)									42,856		42,856
Conversion of preference shares into ordinary shares		0					€ 71,965	0					€ 71,965	55		€ (299)	(55)	(42)	50,045		(343,335)	(50,045)	(48,521)									464,162		€ 464,162
Effects of the capital reorganization		(73,656)						(73,656)						962			136		800,607			113,147			(8,812)		(1,246)					(978,450)
Issuance of share capital as consideration for the merger with FPAC		268,481						268,481						258			37		234,978			33,208
Employee share schemes		1,239						1,239																					1,239
Conversion of shares into equity settled plan		42,632						42,632																					42,632			(42,632)
Share issue related cost		135,309						135,309																						20,196		115,113
Reclassification of Global Blue Group A.G. as a subsidiary					€ 12						€ (607)																																	€ (607)				€ 619
Exercises of warrants		1,068						1,068						1					1,139											(72)
Shares bought back by Global Blue Group A.G.		(152,787)						(152,787)																								(152,787)
Dividends		(155)																																												(155)
Total contribution by and distribution to owners of the parent, recognized directly in Equity		353,509						353,664						495			€ (18)		€ 344,962			€ (16,837)			(65)				43,871	20,124	0	(37,674)									(1,194)					(155)
Increase (decrease) through change in equity of subsidiaries, equity					€ 12						€ (607)																																	€ (607)				€ 619
Other transactions		(1,724)						(1,724)																																	(1,724)					0
Total contribution by and distribution to owners of the parent, recognized directly in Equity		(1,712)						(2,331)																																	(2,331)					619
Equity balance as of end of the year at Mar. 31, 2021		€ (69,611)						€ (76,390)						€ 1,798				€ 118			€ 1,537,425		€ 96,310	€ (10,123)	€ (8,877)		€ (1,246)		€ 43,871	€ 20,124	€ 0	€ (1,006,209)					€ (14,707)		€ (2,161)		€ (742,836)					€ 6,779

[1]	The effect for the financial year 2018/19 of EUR(1.8)m and at in the line “Impact from the changes in % of ownership held” is a result of the capital decrease and ownership change in IRIS Global Blue Malaysia (Note 38).
[2]	The effect of EUR2.3m in the line “Restatement to hyperinflation” is a result of the hyperinflation in Argentina (Note 24).
[3]	The effect of EUR(1.0) million in the line “Restatement to hyperinflation” is a result of the hyperinflation in Argentina.